Intangible Assets (FY) (Details) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 25, 2024	Jun. 21, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 10, 2023
Intangible Assets [Line Items]
Stock valued			$ 3,118,870	$ 2,388,858	$ 6,580,647
Payment in cash		$ 40,000
Jeff Blue [Member]
Intangible Assets [Line Items]
Ownership interest, percentage	50.00%
Asset consideration transferred	$ 160,000
Asset Purchase Agreement [Member]
Intangible Assets [Line Items]
Purchase software		$ 200,000				$ 100,000
Asset Purchase Agreement [Member] | Common Class B [Member]
Intangible Assets [Line Items]
Issuance of shares (in Shares)		25,000
Stock valued		$ 9,500